Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	$ 144	$ 122	$ 126
Liability at the end of the year	6	7
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	140	117	122
Liability at the end of the year	0	0
Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	4	5	$ 4
Liability at the end of the year	$ 6	$ 7